Realized and Unrealized (Loss)/Gain on Oil and Gas Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on oil and gas derivative instruments, net	$ 103,903	$ 97,650
Unrealized (loss)/gain on oil and gas derivative instruments	(191,657)	349,607
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(87,754)	447,257
Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	25,681	55,682
Unrealized MTM adjustment for IRS derivatives	(94,642)	194,632
Oil
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	36,156	50,102
Unrealized MTM adjustment for IRS derivatives	(74,840)	169,293
Commodity swap
Derivative Instruments, Gain (Loss) [Line Items]
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	42,066	(8,134)
Unrealized MTM adjustment on commodity swap derivatives	$ (22,175)	$ (14,318)